Cover	Aug. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2023
Entity File Number	000-41337
Entity Registrant Name	QSAM BIOSCIENCES, INC.
Entity Central Index Key	0001310527
Entity Tax Identification Number	20-1602779
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9442 Capital of Texas Hwy N
Entity Address, Address Line Two	Plaza 1
Entity Address, Address Line Three	Suite 500
Entity Address, Postal Zip Code	78759
City Area Code	512
Local Phone Number	343-4558
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false